Provisions - Sensitivity analysis of actuarial assumptions used in pension plans calculation (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Rate of interest
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	0.50%	0.50%
Impact on the pension for increase in parameter	€ (5,386)	€ (5,411)
Decrease in parameter	0.50%	0.50%
Impact on the pension for decrease in parameter	€ 5,957	€ 5,510
Salary trend
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	0.50%	0.50%
Impact on the pension for increase in parameter	€ 93	€ 159
Decrease in parameter	0.50%	0.50%
Impact on the pension for decrease in parameter	€ (91)	€ (154)
Pension trend
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	1.00%	1.00%
Impact on the pension for increase in parameter	€ 6,292	€ 6,737
Decrease in parameter	1.00%	1.00%
Impact on the pension for decrease in parameter	€ (5,360)	€ (5,729)
Life expectancy
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Impact on the pension for increase in parameter	€ 3,059	€ 3,185